Intangible assets and goodwill	12 Months Ended
Jun. 30, 2020
Intangible assets and goodwill.
Intangible assets and goodwill

13    Intangible assets and goodwill

			Student	Favorable
	Goodwill	Trademark	relationship	lease	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Cost
Balance at June 30, 2018	61,640	16,540	45,037	—	—	123,217
Addition	—	—	—	—	1,743	1,743
Acquisitions through a business combination	—	—	—	18,091	—	18,091
Transferred from construction in progress	—	—	—	—	2,438	2,438
Balance at June 30, 2019	61,640	16,540	45,037	18,091	4,181	145,489
Addition	—	23	—	—	729	752
Transferred from construction in progress	—	—	—	—	223	223
Balance at June 30, 2020	61,640	16,563	45,037	18,091	5,133	146,464

Accumulated Amortization
Balance at June 30, 2018	—	—	(44,470)	—	—	(44,470)
Amortization for the year	—	—	(260)	(640)	(594)	(1,494)
Balance at June 30, 2019	—	—	(44,730)	(640)	(594)	(45,964)
Amortization for the year	—	(4)	(162)	(961)	(1,567)	(2,694)
Balance at June 30, 2020	—	(4)	(44,892)	(1,601)	(2,161)	(48,658)

Net book value
At June 30, 2019	61,640	16,540	307	17,451	3,587	99,525
At June 30, 2020	61,640	16,559	145	16,490	2,972	97,806

Student relationship, goodwill and trademark with indefinite useful lives arose from the acquisition of Tianma Experimental on July 1, 2009.

Goodwill and trademark with indefinite useful lives

For the purpose of impairment testing, goodwill and trademark are allocated to a group of CGUs which represents the lowest level within the Group at which the goodwill and trademark are monitored for internal management purpose. The recoverable amount of goodwill is estimated based on discounted cash flows forecast, which is based upon a combination of long term trends, industry forecasts and in house estimates.

For the purpose of impairment testing, the carrying amounts of goodwill and trademark are allocated to the business relating to  Tianma Experimental, which is the lowest level for which the assets are monitored for internal management purpose. The aggregated carrying amounts of goodwill and trademark with indefinite useful lives are as follows:

	2019	2020
	RMB	RMB
Goodwill	61,640	61,640
Trademark with indefinite useful lives	16,540	16,540
Total	78,180	78,180

The recoverable amount of this CGU was based on value in use, which was estimated using discounted cash flow projections.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represented management’s assessment of future trends in the relevant industry and were based on historical data from both external and internal sources.

In percent	2018	2019	2020
Discount rate	15%	15.5%	15.5%
Revenue growth rates over the next five fiscal years	3%	3%~5%	5%
Terminal value growth rate	3%	3%	3%

The discount rate was a pre-tax measure estimated based on the historical industry average weighted-average cost of capital, with a possible debt leveraging of 0%.

The cash flow projections included the following specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate, consistent with the assumption that a market participant would make.

•

Revenue growth was projected considering the average growth levels experienced over the past five years and the estimated student headcount and tuition growth for the next five years. It was assumed that tuition would increase in line with forecast inflation over the next five years.

•	Growth of cost of sales, selling expenses and administrative expenses were projected considering inflation and estimated student headcount for the next five years.

The estimated recoverable amount of the CGU exceeded its carrying amount as of June 30, 2018, 2019 and 2020, respectively.

The recoverable amount of trademark is determined using the relief from royalty method, which was based on pre-tax cash flow projections for 5 years based on financial budgets approved by management, including royalty rate of 3% (2019 and 2018: 3%), terminal growth rate of 3% (2019 and 2018: 3%) and the applicable discount rate of 15.5% (2019: 15.5% and 2018: 15%). Management determined the expected growth rates and the operating results based on the past performance and its expectations in relation to market developments. The discount rate used is pre-tax and reflects specific risks relating to the Company.

Based on management’s assessment results, there was no impairment of goodwill and trademark as of and for the years ended June 30, 2018, 2019 and 2020.

Student relationship

The amortization of student relationship is included in “selling expenses”. No impairment loss of the student relationship intangible asset was recognized in the statements of profit or loss and other comprehensive income for the years ended June 30, 2018, 2019 and 2020.

Favorable lease

Favorable lease arose from the acquisition of Zhenjiang Jianghe High School of Art in October 2018. The amortization was recognized in “cost of revenue” over the period of leasing.